Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments (Textual)
Cash and cash equivalents and short term deposits	$ 4,395	$ 6,684
Loan to farm wave	$ 2,000
Intangible asset discount rate	20.00%
Bottom of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate	0.02%
Top of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate	2.97%